Leases - Lease Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	$ 1,458	$ 1,447
Additions	231	317
Depreciation	(302)	(273)
Foreign exchange adjustments and other	7	(33)
Lease assets, ending balance	1,394	1,458
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	840	912
Additions	5	27
Depreciation	(96)	(98)
Foreign exchange adjustments and other	3	(1)
Lease assets, ending balance	752	840
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	482	377
Additions	118	218
Depreciation	(135)	(111)
Foreign exchange adjustments and other	3	(2)
Lease assets, ending balance	468	482
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	71	97
Additions	40	49
Depreciation	(51)	(45)
Foreign exchange adjustments and other	4	(30)
Lease assets, ending balance	64	71
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	65	61
Additions	68	23
Depreciation	(20)	(19)
Foreign exchange adjustments and other	(3)	0
Lease assets, ending balance	$ 110	$ 65